Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not currently grant stock options, stock appreciation rights or similar option-like equity awards. Accordingly, we have no specific policy or practice on the timing of grants of such awards in relation to the disclosure of material non-public information.
In addition, during fiscal year 2024, we have not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation.

Award Timing Method
We do not currently grant stock options, stock appreciation rights or similar option-like equity awards. Accordingly, we have no specific policy or practice on the timing of grants of such awards in relation to the disclosure of material non-public information.
In addition, during fiscal year 2024, we have not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Accordingly, we have no specific policy or practice on the timing of grants of such awards in relation to the disclosure of material non-public information.
MNPI Disclosure Timed for Compensation Value	false